Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions		Apr. 30, 2024		Jan. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	$ 1,293,039		$ 1,286,386	$ 1,298,687
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	537,941		544,248	557,552
Undrawn commitments	[1]	99,489		99,179	103,721
Other exposures	[1],[5]	129,656		125,987	125,367
Total	[1]	767,086		769,414	786,640
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2]	408,209		401,647	403,635
Undrawn commitments	[1],[2]	117,685		115,270	108,354
Other exposures	[1],[2]	59		55	58
Total	[1],[2]	525,953		516,972	512,047
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	1,078,585
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	466,011
Undrawn commitments	[1]	92,922
Other exposures	[1],[5]	121,098
Total	[1]	680,031
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2]	290,056
Undrawn commitments	[1],[2]	108,498
Total	[1],[2]	398,554
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	214,454
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	71,930
Undrawn commitments	[1]	6,567
Other exposures	[1],[5]	8,558
Total	[1]	87,055
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2]	118,153
Undrawn commitments	[1],[2]	9,187
Other exposures	[1],[2]	59
Total		$ 127,399	[1],[2]	$ 124,000	$ 125,000

[1]	After credit risk mitigation and excludes equity securities and other assets.
[2]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.
[3]	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
[4]	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
[5]	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.